Consolidated Statements of Equity - USD ($) $ in Thousands	Total		Share capital [member]	Contributed surplus [member]	Accumulated other comprehensive income (loss) [member]	Deficit [member]	Attributable to owners of Turquoise Hill [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2017	$ 8,019,224		$ 11,432,122	$ 1,558,102	$ 3,719	$ (4,081,508)	$ 8,912,435	$ (893,211)
Income (loss) for the year	394,274					411,198	411,198	(16,924)
Other comprehensive loss for the year	(2,875)	[1]			(2,875)		(2,875)
Employee share plans	162			162			162
Ending balance (As restated [Member]) at Dec. 31, 2018	8,409,085		11,432,122	1,558,264	844	(3,671,432)	9,319,798	(910,713)
Ending balance (Impact of change in accounting policy [Member]) at Dec. 31, 2018	(1,700)					(1,122)	(1,122)	(578)
Ending balance at Dec. 31, 2018	8,410,785		11,432,122	1,558,264	844	(3,670,310)	9,320,920	(910,135)
Income (loss) for the year	(476,918)					(150,457)	(150,457)	(326,461)
Other comprehensive loss for the year	(1,657)	[1]			(1,657)		(1,657)
Employee share plans	547			547			547
Ending balance at Dec. 31, 2019	$ 7,931,057		$ 11,432,122	$ 1,558,811	$ (813)	$ (3,821,889)	$ 9,168,231	$ (1,237,174)

[1]	No tax charges and credits arose on items recognized as other comprehensive income or loss in 2019 (2018: nil).